Income Taxes - Geographic Components of Earnings Before Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Income Tax Disclosure [Abstract]
United States	$ 38.3	$ 105.5	$ 86.8
Foreign	55.9	63.4	56.4
Earnings before income taxes	$ 94.2	$ 168.9	$ 143.2